Business Combinations - Business Combinations Completed (Details) - Thrive - CAD ($) $ in Thousands	Jul. 07, 2022	May 05, 2022
Total consideration
Cash paid		$ 26,983
Common shares issued		9,230
Common shares issuable	$ 9,700	9,683
Indemnity holdback		3,000
Contingent consideration		14,371
Total consideration transferred, acquisition-date fair value		63,267
Net identifiable assets acquired (liabilities assumed)
Cash		2,513
Accounts receivables		3,713
Biological assets		232
Inventories		10,441
Prepaid expenses and deposits		151
Investments in associates		1,156
Property, plant equipment		10,453
Identifiable assets acquired		45,559
Accounts payable and accruals		5,831
Deferred tax liability		2,862
Identifiable liabilities assumed		8,693
Provisional purchase price allocation
Net identifiable assets acquired		36,866
Goodwill		26,401
Total consideration transferred, acquisition-date fair value		63,267
Net cash outflows
Cash consideration paid		(26,983)
Cash acquired		2,513
Cash acquired, net of cash consideration paid		(24,470)
Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets		6,100
Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets		$ 10,800